Provisions and Contingencies - Additional information (Detail) R$ in Thousands				12 Months Ended
	Sep. 12, 2019 BRL (R$)	May 15, 2019 BRL (R$)	Mar. 15, 2017 BRL (R$)	Dec. 31, 2019 BRL (R$) Claim	Dec. 31, 2018 BRL (R$) Claim	Dec. 01, 2019 BRL (R$)	Dec. 01, 2018 BRL (R$)	Dec. 01, 2017 BRL (R$)	Nov. 22, 2017 BRL (R$)	Sep. 06, 2017 BRL (R$)
Disclosure of collateral and contractual commitments [line items]
Escrow deposits made under preliminary injunction				R$ 515,825	R$ 500,260
Profit or loss on provision			R$ 338,110	141,618	291,278
Provisions for lawsuits and administrative proceedings				85,855	90,932
Provisions for labor litigation filed by former employees				98,010	101,173
Possible contingency				2,840,086	2,839,219
Contingent liabilities for tax matters and social security				2,028,159	1,941,749
IPIContingency				173,738	168,391
Legal Proceedings Related To Icms				836,822	836,393
ICMS credits				319,849	318,550
Reversal of ICMS credits				126,772	126,639
Reversal of alleged non-payment				92,567	125,703
Reversal of inventory differences				172,736	185,512
Reversal of conditioned fruition of fiscal incentive				117,753
Offset claims and credit dis-allowances				699,360	674,126
Amortization of goodwill paid on acquisition of subsidiary				208,449	193,771
Contingent liabilities for civil, environmental and regulatory claims				R$ 549,664	R$ 624,457
Number of lawsuits for civil, environmental and regulatory claims | Claim				3,109	3,520
Penalty on Ultragaz				R$ 33,603	R$ 32,983
Contingent liabilities not recognized to lawsuits				11,403	62,930
Contingent liabilities not recognized to extrajudicial lawsuits				0	3,426
Contingent liabilities for labor matters				R$ 262,263	R$ 273,013
Number of lawsuits for labor matters | Claim				1,649	1,726
Fisheries management project [member]
Disclosure of collateral and contractual commitments [line items]
Compensation amount paid	R$ 13,000
Subsidiary IPP [member]
Disclosure of collateral and contractual commitments [line items]
Penalty on administrative proceedings				R$ 40,693
Compensation suit against damages		R$ 67,539
Tequimar Vila do Conde Logstica Porturia SA [member]
Disclosure of collateral and contractual commitments [line items]
Contingency expense				65,539
Remaining contingent consideration				15,000
Tequimar Vila do Conde Logstica Porturia SA [member] | TAC [member]
Disclosure of collateral and contractual commitments [line items]
Contingency expense				67,539
Tequimar Vila do Conde Logstica Porturia SA [member] | Complementary Allocation [member]
Disclosure of collateral and contractual commitments [line items]
Contingency expense				R$ 13,000
Bottom of range [member]
Disclosure of collateral and contractual commitments [line items]
Percentage of possible loss contingency				25.00%
Top of range [member]
Disclosure of collateral and contractual commitments [line items]
Percentage of possible loss contingency				50.00%
Cia. Ultragaz and Bahiana [member]
Disclosure of collateral and contractual commitments [line items]
Liability provisions									R$ 95,987	R$ 2,154
Three employees and one former employee [member]
Disclosure of collateral and contractual commitments [line items]
Liability provisions									R$ 1,100
Two former employees, each [member]
Disclosure of collateral and contractual commitments [line items]
Liability provisions										R$ 50
Chevron and subsidiary IPP [member]
Disclosure of collateral and contractual commitments [line items]
Liability provisions				R$ 5,423	R$ 3,609	R$ 188,073	R$ 191,110	R$ 198,900